Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
23. Subsequent Events
As disclosed in liquidity in Note 1, up to March 31, 2024, the

Group

had further drawdown US$35.2 million under the US$300.0 million revolving loan facility with maturity dated March 31, 2027. Apart from this, there are no other significant subsequent events for the Group.